Condensed Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	0
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	30,000,000	30,000,000
Common stock, shares issued	10,050,849	10,050,849	8,180,937
Common stock, shares outstanding	10,050,849	10,050,849	8,180,937
Previously Reported [Member]
Common stock, shares authorized		100,000,000